Offsets	Aug. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Mirum Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-267357
Initial Filing Date	Nov. 02, 2023
Fee Offset Claimed	$ 29,520.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets a portion of the registration fee due hereunder by $29,520, which represents the portion of the registration fee previously paid with respect to unsold shares of Common Stock, par value $0.0001 per share, or Common Stock, included in the prospectus supplement to the prospectus filed with the registrant's Registration Statement on Form S-3 (File No. 333-267357) filed with the Securities and Exchange Commission on November 2, 2023, or the Prior Prospectus Supplement, that was paid on November 2, 2023, in connection with the filing of the Prior Prospectus Supplement. Of the $200,000,000 of shares of Common Stock included in the Prior Prospectus Supplement, for which a contemporaneous fee payment of $29,520 was paid, all of the Common Stock remains unsold, leaving the full $29,520 previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Prospectus Supplement). All offerings under the Prior Prospectus Supplement have terminated.
Termination / Withdrawal Statement	All offerings under the Prior Prospectus Supplement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Mirum Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-267357
Filing Date	Nov. 02, 2023
Fee Paid with Fee Offset Source	$ 29,520.00
Offset Note	(1) Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets a portion of the registration fee due hereunder by $29,520, which represents the portion of the registration fee previously paid with respect to unsold shares of Common Stock, par value $0.0001 per share, or Common Stock, included in the prospectus supplement to the prospectus filed with the registrant's Registration Statement on Form S-3 (File No. 333-267357) filed with the Securities and Exchange Commission on November 2, 2023, or the Prior Prospectus Supplement, that was paid on November 2, 2023, in connection with the filing of the Prior Prospectus Supplement. Of the $200,000,000 of shares of Common Stock included in the Prior Prospectus Supplement, for which a contemporaneous fee payment of $29,520 was paid, all of the Common Stock remains unsold, leaving the full $29,520 previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Prospectus Supplement). All offerings under the Prior Prospectus Supplement have terminated. (2) All offerings under the Prior Prospectus Supplement have terminated.